Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Disaggregation of Revenue from Contracts with Customers

In the following tables, revenue from contracts with customers are disaggregated by types of goods, primary geographical markets, geographical location of customers, distribution channels, brands and timing of revenue recognition.

Types of goods	2024	2023	2022
Sale of upholstery furniture	272,935	281,638	398,768
Sale of home furnishing accessories	37,610	38,199	54,478
Sale of polyurethane foam	1,932	2,509	5,208
Sale of other goods	6,320	6,272	10,033
Total	318,797	328,618	468,487

The sale of upholstery furniture includes the following categories: stationary furniture (sofas, loveseats and armchairs), sectional furniture, motion furniture, sofa beds and occasional chairs, including recliners and massage chairs.

Geographical markets	2024	2023	2022
Europe, Middle East and Africa	153,033	159,570	215,596
Americas	125,063	122,820	165,453
Asia-Pacific	40,702	46,228	87,438
Total	318,797	328,618	468,487

Geographical location of customers	2024	2023	2022
United States of America	90,921	87,250	119,749
Italy	47,509	39,037	61,284
United Kingdom	32,252	36,291	55,300
China	22,178	26,211	59,358
Spain	13,534	11,634	16,037
Brazil	13,516	14,498	15,544
Mexico	9,913	8,197	10,594
Canada	7,275	8,117	15,033
Australia	5,723	6,256	9,864
Belgium	4,605	5,302	8,084
Israel	3,514	3,371	5,804
South Korea	3,395	3,518	6,150
United Arab Emirates	3,181	4,839	4,453
Other countries (none greater than 5%)	61,281	74,097	81,233
Total	318,797	328,618	468,487

Distribution channels	2024	2023	2022
Wholesale (distributors and retailers)	242,667	255,507	386,421
Directly operated stores (end consumers)	76,130	73,111	82,066
Total	318,797	328,618	468,487

Brands	2024	2023	2022
Natuzzi Editions	167,416	176,600	213,481
Natuzzi Italia	120,487	119,323	191,624
Private label	22,639	23,914	48,141
Other	8,255	8,781	15,241
Total	318,797	328,618	468,487

Timing of revenue recognition	2024	2023	2022
Goods transferred at a point in time	318,250	327,316	467,255
Goods and services transferred over time	547	1,302	1,232
Total	318,797	328,618	468,487

Disclosure Of Information About Receivables And Contract Liabilities From Contracts With Customers Explanatory	The following table provides information about receivables and contract liabilities from contracts with customers.

	31/12/24	31/12/23
Trade receivables	32,819	33,304
Contract liabilities	30,373	27,133

Summary of Transaction Price Allocated to Remaining Performance Obligations

The transaction price allocated to the remaining performance obligations (partially unsatisfied) as at December 31, 2024 and 2023 is as follows:

	31/12/24	31/12/23
Sale of the license for Natuzzi trademarks
Within a year	383	383
More than a year	4,811	5,194
Total	5,194	5,577
Sale of Natuzzi Display System
Within a year	851	813
More than a year	1,311	1,349
Total	2,162	2,162
Sale of Service-Type Warranties
Within a year	179	160
More than a year	260	257
Total	439	417